Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Office equipment and furniture	$399,951	$532,730
Vehicles	108,575	104,488
Total	508,526	637,218
Less: accumulated depreciation	(209,821)	(372,036)
Total property and equipment, net	$298,705	$265,182